Pension and Other Postretirement Benefits Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Pension And Other Post retirement Benefits Disclosure Text Block

Note 13 – Pensions and Other Post-Retirement Benefits

The following table presents the components of net periodic pension cost for the Company’s pension plans for the three and six month periods ended June 30, 2011 and 2010.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2011	2010	2011	2010
Service cost	$ 55	$ 12	$ 111	$ 95
Interest cost	5,616	5,939	11,232	11,989
Expected return on plan assets	(6,924)	(7,186)	(13,849)	(14,371)
Amortization of prior service cost	16	17	31	32
Amortization of actuarial loss	2,362	2,280	4,725	4,430
	$ 1,125	$ 1,062	$ 2,250	$ 2,175

The actuarial loss occurred principally because the investment returns on the assets of the WHX Pension Plan have been lower than the actuarial assumptions.

In addition to its pension plans which are included in the table above, the Company also maintains several other post-retirement benefit plans covering certain of its employees and retirees.  The approximate aggregate expense for these plans was $0.6 million and $0.5 million for the three month periods ended June 30, 2011 and 2010, respectively, and $1.1 million and $1.0 million for the six month periods ended June 30, 2011 and 2010, respectively.